Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

		Systems & Equipment, net		PPE, net
	Estimated life in years	December 31,		December 31,
($ in millions)		2024	2023	2024	2023
Land		—	—	1	1
Buildings	40	—	—	13	14
Terminals and systems	< 10	2,048	2,048	—	—
Furniture and equipment	5 - 10	146	142	292	285
Construction in progress		53	43	32	18
		2,247	2,233	338	318
Accumulated depreciation		(1,666)	(1,611)	(254)	(244)
		581	622	85	74

	For the year ended December 31,
($ in millions)	2024	2023	2022
Depreciation expense	171	176	181